Summary of Major Jurisdictions and Tax Year Subject to Examination Tax Authorities (Detail)	12 Months Ended
Dec. 31, 2019
China
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2016 and onward
HONG KONG
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2016 and onward
Taiwan
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2014 and onward
United States
Income Tax Examination [Line Items]
Years Subject to Income Tax Examination	2014 onward